Share capital (Details Textual) CAD / shares in Units, $ / shares in Units, $ in Thousands, CAD in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2017 CAD CAD / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 CAD / shares shares	May 23, 2017 $ / shares	May 09, 2017 $ / shares	May 09, 2017 CAD / shares
Common Stock, Shares, Issued | shares			153,045,408,000		173,573,572,000
Proceeds from Issuance of Private Placement | $		$ 5,038	$ 0	$ 0
Fair Value Assumptions, Exercise Price								CAD 0.37
Warrant [Member]
Fair Value Assumptions, Exercise Price					CAD 0.21
Private Placement [Member]
Units Issued During Period, Shares, New Issues | shares	18,529,484
Units Issued During Period, Price Per Unit	CAD 0.41
Proceeds from Issuance of Private Placement | CAD	CAD 7.6
Class of Warrant or Right, Exercise Price of Warrants or Rights	CAD 0.65
Class of Warrant or Right, Term	5 years
Mason Resources Corp [Member]
Share Price | $ / shares						$ 0.45	$ 0.45
Ratio Adjusted in Exercise Price of Warrants					85.00%
Entree Resources Ltd [Member]
Ratio Adjusted in Exercise Price of Warrants					15.00%